LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	$ 11,584	$ 13,719
With no related allowance, Contractual Unpaid Principal Balance	13,511	15,496
With no related allowance, Average Recorded Investment	12,870	17,072
With no related allowance, Interest Income Recognized on Impaired Loans	136	364
With an related allowance, Recorded Investment	7,398	6,002
With an related allowance, Contractual Unpaid Principal Balance	7,476	6,972
Related Allowance	1,103	909
With an related allowance, Average Recorded Investment	6,509	6,247
With an related allowance, Interest Income Recognized on Impaired Loans	68	376
Recorded Investment Total	18,982	19,721
Contractual Unpaid Principal Balance Total	20,987	22,468
Related Allowance Total	1,103	909
Average Recorded Investment Total	19,379	23,319
Interest Income Recognized on impaired Loans Total	204	740
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment Total	4,300	4,471
Contractual Unpaid Principal Balance Total	4,691	4,921
Related Allowance Total	408	200
Average Recorded Investment Total	4,581	4,200
Interest Income Recognized on impaired Loans Total	112	195
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment Total	14,677	15,226
Contractual Unpaid Principal Balance Total	16,291	17,513
Related Allowance Total	695	705
Average Recorded Investment Total	14,782	18,969
Interest Income Recognized on impaired Loans Total	92	544
Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment Total	5	24
Contractual Unpaid Principal Balance Total	5	34
Related Allowance Total	0	4
Average Recorded Investment Total	16	150
Interest Income Recognized on impaired Loans Total	0	1
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	196	545
With no related allowance, Contractual Unpaid Principal Balance	257	810
With no related allowance, Average Recorded Investment	473	496
With no related allowance, Interest Income Recognized on Impaired Loans	15	20
With an related allowance, Recorded Investment	267	65
With an related allowance, Contractual Unpaid Principal Balance	267	66
Related Allowance	63	51
With an related allowance, Average Recorded Investment	101	80
With an related allowance, Interest Income Recognized on Impaired Loans	18	5
Construction Loans Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	2,059	2,376
With no related allowance, Contractual Unpaid Principal Balance	2,311	2,940
With no related allowance, Average Recorded Investment	2,016	2,088
With no related allowance, Interest Income Recognized on Impaired Loans	18	20
With an related allowance, Recorded Investment	328	266
With an related allowance, Contractual Unpaid Principal Balance	406	266
Related Allowance	91	64
With an related allowance, Average Recorded Investment	426	1,358
With an related allowance, Interest Income Recognized on Impaired Loans	2	6
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	3,748	5,987
With no related allowance, Contractual Unpaid Principal Balance	4,971	6,475
With no related allowance, Average Recorded Investment	4,987	9,988
With no related allowance, Interest Income Recognized on Impaired Loans	0	195
With an related allowance, Recorded Investment	5,695	4,505
With an related allowance, Contractual Unpaid Principal Balance	5,695	5,474
Related Allowance	541	581
With an related allowance, Average Recorded Investment	4,761	3,433
With an related allowance, Interest Income Recognized on Impaired Loans	39	298
Loans to Individuals and Overdrafts [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	3	3
With no related allowance, Contractual Unpaid Principal Balance	3	13
With no related allowance, Average Recorded Investment	2	123
With no related allowance, Interest Income Recognized on Impaired Loans	0	0
With an related allowance, Recorded Investment	2	21
With an related allowance, Contractual Unpaid Principal Balance	2	21
Related Allowance	0	4
With an related allowance, Average Recorded Investment	14	27
With an related allowance, Interest Income Recognized on Impaired Loans	0	1
Multi Family Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	2,384	1,442
With no related allowance, Contractual Unpaid Principal Balance	2,384	1,442
With no related allowance, Average Recorded Investment	2,009	1,501
With no related allowance, Interest Income Recognized on Impaired Loans	0	0
With an related allowance, Recorded Investment	0	40
With an related allowance, Contractual Unpaid Principal Balance	0	40
Related Allowance	0	9
With an related allowance, Average Recorded Investment	8	25
With an related allowance, Interest Income Recognized on Impaired Loans	0	0
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	767	641
With no related allowance, Contractual Unpaid Principal Balance	854	821
With no related allowance, Average Recorded Investment	595	891
With no related allowance, Interest Income Recognized on Impaired Loans	98	6
With an related allowance, Recorded Investment	553	179
With an related allowance, Contractual Unpaid Principal Balance	553	179
Related Allowance	320	43
With an related allowance, Average Recorded Investment	314	235
With an related allowance, Interest Income Recognized on Impaired Loans	0	10
Family Residential Real Estate 1 to 4 [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance, Recorded Investment	2,427	2,725
With no related allowance, Contractual Unpaid Principal Balance	2,731	2,995
With no related allowance, Average Recorded Investment	2,788	1,985
With no related allowance, Interest Income Recognized on Impaired Loans	5	123
With an related allowance, Recorded Investment	553	926
With an related allowance, Contractual Unpaid Principal Balance	553	926
Related Allowance	88	157
With an related allowance, Average Recorded Investment	885	1,089
With an related allowance, Interest Income Recognized on Impaired Loans	$ 9	$ 56